Expense Example, No Redemption - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2020 Fund	Sep. 08, 2023 USD ($)
Fidelity Advisor Freedom Blend 2020 Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 35
3 Years	109
5 Years	191
10 Years	431
Fidelity Advisor Freedom Blend 2020 Fund - Class C
Expense Example, No Redemption:
1 Year	147
3 Years	456
5 Years	787
10 Years	1,520
Fidelity Advisor Freedom Blend 2020 Fund - Class M
Expense Example, No Redemption:
1 Year	443
3 Years	639
5 Years	852
10 Years	1,464
Fidelity Advisor Freedom Blend 2020 Fund - Class A
Expense Example, No Redemption:
1 Year	641
3 Years	783
5 Years	937
10 Years	1,384
Fidelity Advisor Freedom Blend 2020 Fund - Class I
Expense Example, No Redemption:
1 Year	45
3 Years	141
5 Years	246
10 Years	$ 555